Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared Quarterly Preferred Cash Dividends (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022		Dec. 31, 2021
Class Of Stock [Line Items]
Aggregate Payment					$ 19,875		$ 9,975
Series A Preferred Shares
Class Of Stock [Line Items]
Aggregate Payment					$ 10,500		$ 7,058
Per Depositary Share Payment		$ 0.44	$ 0.44	$ 0.30	$ 0.44	[1]	$ 0.44	[1],[2]
Series B Preferred Shares
Class Of Stock [Line Items]
Aggregate Payment					$ 9,375		$ 2,917
Per Depositary Share Payment	[1]				$ 0.39		$ 0.49	[2]

[1]	Rounded to the nearest whole cent.
[2]	In June 2021, September 2021, and December 2021, the dividend declared per depositary share on Series A were $0.30, $0.44, and $0.44, respectively.